Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other receivables
Schedule of trade and other receivables

	Year ended June 30,
	2023	2022

	(In thousands of US Dollars)
Trade receivables	$4	$4
Goods and Service Tax receivable	204	77
Other receivables	106	—
	$314	$81